COMMITMENTS AND CONTINGENCIES (Guarantee) (Details) - Loan Facilities [Member] - ReneSola Zhejiang Co Ltd [Member] - Zhengjiang Ruixu [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2014
Portion One [Member]
Guarantor Obligations [Line Items]
Guarantee obligations, amount		$ 31,260,533
Guarantee obligation, period	12 years 6 months
Portion Two [Member]
Guarantor Obligations [Line Items]
Guarantee obligations, amount		$ 46,929,392
Guarantee obligation, period	12 years 3 months